NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES (Tables)	6 Months Ended
Jun. 30, 2012
Leases [Abstract]
Schedule Of Components Of Net Investments In Direct Financing and Sales Type Leases [Table Text Block]

The following lists the components of the net investment in direct financing and sales-type leases:

	June 30,	December 31,
	2012	2011
	(unaudited)

Minimum lease payments receivable	$409,046	$503,506
Less: Allowance for doubtful accounts	(527)	(714)
Net minimum lease payments receivable	408,519	502,792
Less: unearned interest income	(44,538)	(59,234)

Net investment in direct financing and sales-type leases	363,981	443,558
Less: Current maturities of net investment in direct financing and sales-type leases	(287,163)	(329,111)

Net investment in direct financing and sales-type leases, net of current maturities	$76,818	$114,447

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]

At June 30, 2012, future minimum lease payments are as follows:

	Years Ending December 31,
	2012	2013	2014	Total

Net minimum lease payments receivable	$201,433	$188,947	$18,139	$408,519
Less: unearned interest income	(26,186)	(17,598)	(754)	(44,538)
Net investment in direct financing and sales-type leases	$175,247	$171,349	$17,385	$363,981